Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2020
Equity [abstract]
Share activity

	Thousands of Shares For the Year Ended March 31
	2019	2020
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	794,688	1,565,006
Exercise of stock options	15	18
Issuance of shares (Note 31)	770,303	11,350
As of the end of the year	1,565,006	1,576,374

Dividends declared and paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2017, to March 31, 2018
Q1 2017	¥71,133	¥90.00	March 31, 2017	June 29, 2017
Q3 2017	71,165	90.00	September 30, 2017	December 1, 2017
April 1, 2018, to March 31, 2019
Q1 2018	71,507	90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018
April 1, 2019, to March 31, 2020
Q1 2019	140,836	90.00	March 31, 2019	June 28, 2019
Q3 2019	141,857	90.00	September 30, 2019	December 2, 2019
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2020, to March 31, 2021
Q1 2020	¥141,858	¥90.00	March 31, 2020	June 25, 2020